Summary of significant accounting policies - Segment Reporting and Property and equipment (Details)	12 Months Ended
Dec. 31, 2022
Office and telecommunication equipment | Bottom of range [Member]
Property and equipment
Expected useful life	3 years
Leasehold improvements
Property and equipment
Expected useful life	5 years